Inventories	3 Months Ended
Mar. 31, 2019
Inventories
Inventories	4. Inventories

	3/31/2019	12/31/2018
	(€ in thousands)
Raw materials and merchandise	4,218	4,628
Work in progress	6,938	5,436
Total	11,156	10,064